NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Sellers Note (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 09, 2024	Feb. 07, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Principal amount			$ 359,896
Interest expense on convertible notes				$ 1,896,714
Unamortized discount (Premium), Net			791,581	971,666
Short-term merger financing, net				5,092,083
Non-Redemption Agreement Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability					$ 1,881,440
Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability				1,668,731
Earnout Liability
COMMITMENTS AND CONTINGENCIES
Derivative liability				10,963,000
Short Term Notes
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 5,000,000
Maturity due		90 days
Interest rate (in percent)		9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		90.00%
Accrued interest expense				610,440
Short Term Notes | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability		$ 487,329
Long-Term Notes
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 7,971,000
Maturity due		24 months
Interest rate (in percent)		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Interest expense related to the amortization of the debt discount				640,555
Long-Term Notes | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability		$ 776,919		776,919
Chardan Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 4,150,000
Interest rate (in percent)	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Accrued interest expense				212,803
Principal amount			400,000
Interest amount			212,803
Interest expense related to the amortization of the debt discount				$ 37,920
Principal balance			$ 3,425,000
Shares issued as conversion in principle and interest on convertible notes (in shares)			1,769,122
Interest expense on convertible notes			$ 137,872
Amortization of discount			86,209
Accrued interest net			$ 137,872
Chardan Note | Conversion derivative
COMMITMENTS AND CONTINGENCIES
Derivative liability	$ 404,483
Sellers note
COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle and interest on convertible notes (in shares)			1,862,116
Shares transferred by related party for conversion (in shares)			368,004
Short term, seller notes
COMMITMENTS AND CONTINGENCIES
Interest amount			$ 7,530
Principal balance			4,640,104
Interest expense on convertible notes			158,333
Pay for accrued interest			92,083
Accrued interest net			150,803
Unamortized discount (Premium), Net			0
Short-term merger financing, net			4,790,907
long term, seller notes
COMMITMENTS AND CONTINGENCIES
Principal balance			7,971,197
Interest expense on convertible notes			259,063
Amortization of discount			99,890
Pay for accrued interest			259,058
Accrued interest net			259,064
Unamortized discount (Premium), Net			521,646
Long term merger financing, net			$ 7,708,615